 <SUBMISSION>
      <TYPE>  N-Q
      <FILER>
            <CIK>  0000924727
            <CCC>  xxxxxxx
      </FILER>
      <INVESTMENT-CO-TYPE>  N-1A
      <INCLUDE-ALL-SERIES>  No
      <EXISTING-SERIES-CLASS>
            <SERIES-ID>  S000009495
            <CLASS-ID>  C000025975
      </EXISTING-SERIES-CLASS>
      <NOTIFY-INTERNET>  FPAFundsLegal@StateStreet.com
      <NOTIFY-INTERNET>  kcfpafinancialreporting@statestreet.com
      <NOTIFY-INTERNET>  atwood@fpafunds.com
      <NOTIFY-INTERNET>  funds@toppanmerrill.com
      <PERIOD>  03/31/2019
      <SROS>  NONE
      <SUBMISSION-CONTACT>
            <NAME>  EDGAR  Advantage  Service  Team
            <PHONE>  (800)  688  -  1933
      </SUBMISSION-CONTACT>

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 7.9%
Alphabet, Inc. (Class A)(a)	243,769	$286,889,299
Alphabet, Inc. (Class C)(a)	245,340	287,859,875
Baidu, Inc. (ADR) (China)(a)	1,818,320	299,750,052
Facebook, Inc. (Class A)(a)	1,705,180	284,236,454
		$1,158,735,680
AIRCRAFT & PARTS — 6.5%
Arconic, Inc.	19,120,622	$365,395,086
Meggitt plc (Britain)	34,549,544	226,490,480
United Technologies Corp.	2,831,020	364,890,168
		$956,775,734
DIVERSIFIED BANKS — 5.4%
Bank of America Corp.	11,314,770	$312,174,504
Citigroup, Inc.	5,300,260	329,782,177
Royal Bank of Scotland Group plc (Britain)	49,922,150	160,752,673
		$802,709,354
SEMICONDUCTOR DEVICES — 5.3%
Analog Devices, Inc.	3,462,700	$364,518,429
Broadcom, Inc.	1,385,690	416,690,840
		$781,209,269
BANKS — 4.7%
CIT Group, Inc.(b)	7,716,482	$370,159,641
Signature Bank	731,980	93,744,679
Wells Fargo & Co.	4,631,960	223,816,307
		$687,720,627
CABLE & SATELLITE — 4.3%
Charter Communications, Inc. (Class A)(a)	836,762	$290,281,106
Comcast Corp. (Class A)	8,567,530	342,529,849
		$632,810,955
INVESTMENT COMPANIES — 3.9%
Groupe Bruxelles Lambert SA (Belgium)	2,799,190	$272,138,162
Jefferies Financial Group, Inc.(b)	16,334,640	306,927,886
		$579,066,048
CEMENT & AGGREGATES — 3.4%
HeidelbergCement AG (Germany)	3,130,820	$225,675,012
LafargeHolcim Ltd. (Switzerland)(a)	5,632,656	278,493,610
		$504,168,622
P&C INSURANCE — 3.3%
American International Group, Inc.	11,294,690	$486,349,351

ENTERTAINMENT CONTENT — 2.3%
Naspers, Ltd. (N Shares) (South Africa)	1,424,355	$331,933,982

ELECTRICAL COMPONENTS — 1.9%
TE Connectivity, Ltd. (Switzerland)	3,445,180	$278,198,285

See Notes to Financial Statements.

	Shares	Fair Value
COMMON STOCKS — Continued
INFRASTRUCTURE SOFTWARE — 1.8%
Microsoft Corp.	2,297,400	$270,955,356

MIDSTREAM - OIL & GAS — 1.7%
Kinder Morgan, Inc.	12,238,710	$244,896,587

INSURANCE BROKERS — 1.5%
Aon plc (Britain)	1,291,512	$220,461,098

GENERIC PHARMACEUTICALS — 1.4%
Mylan NV(a)	7,279,674	$206,305,961

E-COMMERCE DISCRETIONARY — 1.4%
JD.com, Inc. (ADR) (China)(a)	6,697,590	$201,932,339

MINING SERVICES — 1.3%
Glencore plc (Switzerland)(a)	47,823,680	$198,188,811

CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	7,075,490	$194,505,220

INSTITUTIONAL BROKERAGE — 1.2%
LPL Financial Holdings, Inc.	2,638,653	$183,782,182

CONTAINERS & PACKAGING — 1.2%
Owens-Illinois, Inc.(b)	9,007,760	$170,967,285

SPECIALTY CHEMICALS — 1.1%
Axalta Coating Systems Ltd.(a)	663,614	$16,729,709
Univar, Inc.(a)	6,575,061	145,703,345
		$162,433,054
HOME IMPROVEMENT — 1.1%
Mohawk Industries, Inc.(a)	1,279,703	$161,434,534

APPLICATION SOFTWARE — 0.7%
Nexon Co. Ltd. (Japan)(a)	6,340,900	$99,718,988

FOOD & DRUG STORES — 0.5%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,042,860	$76,627,348

INTEGRATED UTILITIES — 0.4%
PG&E Corp.(a)	3,585,220	$63,816,916

INTERNET BASED SERVICES — 0.4%
Naver Corp. (South Korea)	560,426	$61,334,289

See Notes to Financial Statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS — Continued
MARINE SHIPPING — 0.2%
Sound Holding FP (Luxembourg)(a)(b)(c)(d)(e)	1,146,250	$36,719,155

BASE METALS — 0.2%
Alcoa Corp.(a)	924,570	$26,035,891

OTHER COMMON STOCKS — 0.1% (i)		$19,852,223

TOTAL COMMON STOCKS — 66.4% (Cost $7,762,822,413)		$9,799,645,144

CLOSED END FUND — 2.4%
INTERNET MEDIA — 2.4%
Altaba, Inc.(a) (Cost $194,143,971)	4,756,180	$352,528,062

LIMITED PARTNERSHIPS — 0.9%
GACP II LP(c)	671,327	$48,625,544
FPS LLC(a)(c)(d)(e)	323,401	32,340,145
U.S. Farming Realty Trust, L.P.(c)(d)(e)	350,000	35,095,620
U.S. Farming Realty Trust II, L.P.(c)(d)(e)	120,000	11,466,612

TOTAL LIMITED PARTNERSHIPS (Cost $117,024,619)		$127,527,921

PREFERRED STOCK — 0.8%
AUTOMOBILES — 0.6%
Porsche Automobil Holding SE (Germany)	1,539,070	$96,580,441

INDUSTRIALS — 0.2%
General Electric Co., 3M USD LIBOR + 3.330%, VRN — 5.00% 12/29/2049(h)	28,026,000	25,994,115

TOTAL PREFERRED STOCK (Cost $110,133,841)		$122,574,556

WARRANTS — 0.0%
MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(a)(b)	430,887	$2,585
Ditech Holding Corp.(a)(b)	341,900	718

TOTAL WARRANTS (Cost $0)		$3,303

CONVERTIBLE PREFERRED STOCK — 0.0%
MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(a)(b) (Cost $16,018,470)	9,950	$995

BONDS & DEBENTURES — 9.5%

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Stanwich Mortgage Loan Trust Series 2012-2 A — 0.00% 3/15/2047(d)(e)(g)(h)	$454,856	$193,314

See Notes to Financial Statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.00% 8/15/2050(d)(e)(g)(h)	$396,732	$209,248
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(d)(e)(g)(h)	985,947	527,683
Stanwich Mortgage Loan Trust Series 2012-4 A — 0.00% 6/15/2051(d)(e)(g)(h)	206,583	95,028
Stanwich Mortgage Loan Trust Series 2010-2 A — 0.021% 2/28/2057(d)(e)(g)(h)	1,137,611	573,583
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.939% 8/31/2049(d)(e)(g)(h)	69,303	34,998
		$1,633,854

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,642,931)		$1,633,854

ASSET-BACKED SECURITIES — 0.3%
OTHER — 0.3%
Kamsarmax Shipping — 11.00% 9/10/2019(c)(d)(e)	$7,302,153	$7,302,153
Northern Shipping — 7.80% 12/24/2019(c)(d)(e)	32,818,350	32,818,350
		$40,120,503

TOTAL ASSET-BACKED SECURITIES (Cost $40,120,503)		$40,120,503

CORPORATE BONDS & NOTES — 0.7%
ENERGY — 0.2%
California Resources Corp. — 5.50% 9/15/2021	$5,017,000	$3,903,853
California Resources Corp. — 6.00% 11/15/2024	2,171,000	1,411,150
California Resources Corp. 2nd Lien — 8.00% 12/15/2022(g)	35,750,000	28,074,475
		$33,389,478

FINANCIAL — 0.0%
Ditech Holding Corp. PIK — 9.00% Cash or PIK 12/31/2024	$25,264,114	$1,389,527

INDUSTRIAL — 0.5%
Bombardier, Inc. — 7.45% 5/1/2034(g)	$5,800,000	$5,858,000
Bombardier, Inc. — 7.50% 3/15/2025(g)	66,677,000	68,717,316
		$74,575,316

TOTAL CORPORATE BONDS & NOTES (Cost $124,053,129)		$109,354,321

CORPORATE BANK DEBT — 0.2%
Hall of Fame TL, 6/28/2019(c)(d)(e)(h)
3M USD LIBOR 11.000% — 16.504%	$4,784,300	$4,784,300
3M USD LIBOR 11.000% — 16.366%	4,784,300	4,784,300
MEC Filo TL 1, 1M USD LIBOR 9.000% — 11.520% 2/12/2021(c)(d)(e)(h)	19,202,100	19,202,100

TOTAL CORPORATE BANK DEBT (Cost $28,770,700)		$28,770,700

MUNICIPALS — 2.7%
Commonwealth of Puerto Rico GO, Series 2014 A, (SER A), — 8.00% 7/1/2035	$111,230,000	$57,700,562
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2021	7,070,000	7,105,350
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2022	3,883,000	3,892,708
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2033	25,194,000	24,564,150
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.125% 7/1/2037	14,598,000	14,233,050

See Notes to Financial Statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2029	$9,753,000	$9,704,235
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2042	93,814,000	92,172,255
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.75% 7/1/2037	16,607,000	16,565,482
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 6.00% 7/1/2047	14,655,000	14,655,000
Puerto Rico Public Buildings Authority Rev., Series 2012 U, (REF-GOVT FACS-SER U), — 5.25% 7/1/2042	54,920,000	31,990,900
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2024(f)	2,452,000	2,058,773
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2027(f)	4,153,000	3,096,643
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2029(f)	4,047,000	2,683,444
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2031(f)	5,216,000	3,085,681
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2033(f)	5,871,000	3,115,622
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2046(f)	55,871,000	12,017,852
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2051(f)	45,515,000	7,201,383
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (RESTRUCTURED-SER A-1), — 4.50% 7/1/2034	4,298,000	4,345,407
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (RESTRUCTURED-SER A-1), — 4.55% 7/1/2040	2,177,000	2,142,212
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (TXBL-RESTRUCTURED-SER A-2), — 4.55% 7/1/2040	22,112,000	19,514,061
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (RESTRUCTURED-SER A-1), — 4.75% 7/1/2053	15,968,000	15,140,379
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (TXBL-RESTRUCTURED-SER A-2), — 4.75% 7/1/2053	662,000	567,678
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (RESTRUCTURED-SER A-1), — 5.00% 7/1/2058	40,380,000	39,897,459
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., (TXBL-RESTRUCTURED-SER A-2), — 5.00% 7/1/2058	8,865,000	7,756,964

TOTAL MUNICIPALS (Cost $279,556,446)		$395,207,250

U.S. TREASURIES — 5.6%
U.S. Treasury Notes — 0.75% 7/15/2019	$180,000,000	$179,101,404
U.S. Treasury Notes — 0.75% 8/15/2019	175,000,000	173,866,595
U.S. Treasury Notes — 0.875% 4/15/2019	140,000,000	139,896,638
U.S. Treasury Notes — 0.875% 6/15/2019	145,000,000	144,501,562

See Notes to Financial Statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
U.S. Treasury Notes — 1.25% 4/30/2019	$189,000,000	$188,786,638

TOTAL U.S. TREASURIES (Cost $826,193,134)		$826,152,837

TOTAL BONDS & DEBENTURES (Cost $1,300,336,843)		$1,401,239,465

TOTAL INVESTMENT SECURITIES — 80.0% (Cost $9,500,480,157)		$11,803,519,446

SHORT-TERM INVESTMENTS — 17.9%
Chevron Corp.
— 2.407% 4/11/2019	$40,000,000	$39,973,667
— 2.430% 4/22/2019	110,000,000	109,846,642
— 2.430% 4/23/2019	130,000,000	129,810,128
— 2.459% 5/2/2019	90,000,000	89,812,450
— 2.461% 5/9/2019	90,000,000	89,770,100
— 2.463% 4/5/2019	100,000,000	99,973,111
— 2.470% 4/9/2019	30,000,000	29,983,800
— 2.474% 4/2/2019	100,000,000	99,993,250
— 2.491% 4/4/2019	20,000,000	19,995,917
— 2.493% 4/8/2019	44,000,000	43,979,039
— 2.493% 4/10/2019	100,000,000	99,938,750
Coca-Cola Co. (The)
— 2.463% 5/20/2019	36,500,000	36,379,773
— 2.494% 4/16/2019	50,000,000	49,948,958
Exxon Mobil Corp.
— 2.48% 4/26/2019	108,000,000	107,817,000
— 2.492% 5/13/2019	150,000,000	149,571,250
— 2.503% 4/23/2019	80,000,000	79,879,733
— 2.503% 4/24/2019	100,000,000	99,842,833
General Electric Co.
— 2.639% 4/4/2019	58,078,000	58,065,416
— 2.639% 4/9/2019	70,000,000	69,959,556
— 2.793% 4/2/2019	50,000,000	49,996,181
— 2.793% 4/5/2019	50,000,000	49,984,722
— 2.794% 4/9/2019	75,000,000	74,954,167
Nestle Capital Corp.
— 2.419% 4/26/2019	50,000,000	49,917,361
— 2.420% 4/30/2019	100,000,000	99,808,278
— 2.442% 4/8/2019	69,000,000	68,967,800
Roche Holdings, Inc. — 2.482% 5/6/2019	50,000,000	49,881,389
Wal-Mart Stores, Inc.
— 2.439% 4/2/2019	175,000,000	174,988,333
— 2.472% 4/17/2019	60,000,000	59,935,200
— 2.481% 4/26/2019	44,190,000	44,115,122
— 2.494% 4/22/2019	44,000,000	43,937,117
— 2.500% 4/30/2019	160,000,000	159,682,933
— 2.502% 5/7/2019	80,000,000	79,803,200
— 2.510% 4/29/2019	100,000,000	99,807,889

See Notes to Financial Statements.

	Shares or Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — Continued
State Street Bank Repurchase Agreement — 0.50% 4/1/2019 (Dated 03/29/2019, repurchase price of $29,787,241, collateralized by $30,185,000 principal amount U.S. Treasury Notes —2.375% 2022, fair value $30,381,957)	$29,786,000	$29,786,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,640,107,065)		$2,640,107,065

TOTAL INVESTMENTS — 97.9% (Cost $12,140,587,222)		$14,443,626,511

SECURITIES SOLD SHORT — (3.2)%
COMMON STOCKS SOLD SHORT — (3.2)%
Pennsylvania Real Estate Investment Trust	(589,420)	$(3,707,452)
SPDR S&P Regional Banking ETF	(5,443,930)	(279,491,366)
Tencent Holdings, Ltd. (China)	(911,600)	(41,922,464)
Utilities Select Sector SPDR Fund	(1,060,170)	(61,670,089)
Volkswagen AG (Preference Shares) (Germany)	(408,519)	(64,405,023)
WW Grainger, Inc.	(70,685)	(21,271,237)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $493,840,553)		$(472,467,631)
Other Assets and Liabilities, net — 5.3%		774,829,393
NET ASSETS — 100.0% — NOTE 2		$14,745,988,273

(a)         Non-income producing security.

(b)         Affiliated Security.

(c)          Restricted securities. These restricted securities constituted 2.41% of total net assets at March 31, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(d)         These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.26% of total net assets at March 31, 2019.

(e)          Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Portfolio of Investments).

(f)           Zero coupon bond. Coupon amount represents effective yield to maturity.

(g)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)         Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2019.  For Senior Loan Notes, the rate shown may represent a weighted average interest rate.  Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

(i)             As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Valuation at March 31, 2019	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	81,138,951	EUR	70,886,000	6/20/2019	$80,047,305	$1,091,646	—
Total						$80,047,305	$1,091,646	—

See Notes to Financial Statements.

Purchased Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.122]	0.12%	6/24/2021	Barclays Bank PLC	$763,000,000	$1,999,060	$2,536,975
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.162]	0.16%	6/24/2021	Barclays Bank PLC	690,000,000	2,001,000	3,140,880
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.100]	0.10%	7/8/2021	Barclays Bank PLC	749,000,000	1,999,830	2,604,273
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.141]	0.14%	7/8/2021	Barclays Bank PLC	658,000,000	2,000,320	3,097,206
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.198]	0.20%	6/30/2023	Barclays Bank PLC	678,000,000	2,000,100	2,248,926
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.273]	0.27%	6/30/2023	Barclays Bank PLC	608,000,000	2,000,320	2,518,944
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.187]	0.19%	7/10/2023	Barclays Bank PLC	658,000,000	2,000,320	2,222,066
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.269]	0.27%	7/10/2023	Barclays Bank PLC	597,000,000	1,999,950	2,488,893
Call — 30-Year Interest Rate Agreement(c)(e)	Receive	3-Month USD-LIBOR	0.01%	5/22/2020	Barclays Bank PLC	100,000,000	21,930,000	20,217,400
Call — 30-Year Interest Rate Agreement(c)(e)	Receive	3-Month USD-LIBOR	0.01%	7/13/2020	Barclays Bank PLC	90,081,096	18,962,071	17,832,274
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.143]	0.14%	9/28/2021	Goldman Sachs International	3,345,901,000	8,750,000	10,981,247
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.182]	0.18%	9/28/2021	Goldman Sachs International	2,805,494,000	8,811,000	12,372,228
Call — 30-Year Interest Rate Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.145]	0.15%	10/4/2021	Morgan Stanley	3,125,230,200	8,281,777	11,107,068
Call — 30-Year Interest Rate Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.190]	0.19%	10/4/2021	Morgan Stanley	2,605,964,690	8,209,344	13,334,721
Call — CMS Cap Swap(c)(e)	Receive	3-Month USD-LIBOR	2.89%	1/11/2029	Morgan Stanley	72,866,628	3,563,250	2,181,700
Call — 30-Year Interest Rate Agreement(c)(e)	Receive	3-Month USD-LIBOR	0.01%	7/15/2027	Morgan Stanley	89,879,161	18,542,071	17,584,049
							$113,050,413	$126,468,850

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — JPY FX(e)	$95.00	3/24/2022	Barclays Bank PLC	$194,350,000	$14,624,838	$18,132,855

Written Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — CMS Floor Swap(c)(e)	Pay	3-Month USD-LIBOR	2.55%	1/11/2029	Morgan Stanley	$(72,866,628)	$(3,563,250)	$(4,401,363)

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2019

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
CMS CAP SWAPTION 0.100 JUL21 0.100 CALL Barclays Bank PLC .100% 07/08/2021	07/06/2018	$1,999,830	$2,604,273	0.02%
CMS CAP SWAPTION 0.122 JUN21 0.122 CALL Barclays Bank PLC .122% 06/24/2021	06/22/2018	1,999,060	2,536,975	0.02%
CMS CAP SWAPTION 0.141 JUL21 0.141 CALL Barclays Bank PLC .141% 07/08/2021	07/06/2018	2,000,320	3,097,206	0.02%
CMS CAP SWAPTION 0.162 JUN21 0.162 CALL Barclays Bank PLC .162% 06/24/2021	06/22/2018	2,001,000	3,140,880	0.02%
CMS CAP SWAPTION 0.187 JUL23 0.187 CALL Barclays Bank PLC .187% 07/10/2023	07/06/2018	2,000,320	2,222,066	0.02%
CMS CAP SWAPTION 0.198 JUN23 0.198 CALL Barclays Bank PLC .198% 06/30/2023	06/28/2018	2,000,100	2,248,926	0.02%
CMS CAP SWAPTION 0.269 JUL23 0.269 CALL Barclays Bank PLC .269% 07/10/2023	07/06/2018	1,999,950	2,488,893	0.02%
CMS CAP SWAPTION 0.273 JUN23 0.273 CALL Barclays Bank PLC .273% 06/30/2023	06/28/2018	2,000,320	2,518,944	0.02%
CMS ENERGY CORP 0.143 OCT20 0.143 CALL Goldman Sachs International .143% 09/28/2021	09/28/2018	8,750,000	10,981,247	0.07%
CMS ENERGY CORP 0.182 NOV20 0.182 CALL Goldman Sachs International .182% 09/28/2021	09/28/2018	8,811,000	12,372,228	0.08%
CMS ENERGY CORP 0.145 MAR21 0.145 CALL Morgan Stanley .145% 10/04/2021	10/03/2018	8,281,777	11,107,068	0.08%
CMS ENERGY CORP 0.190 MAR21 0.190 CALL Morgan Stanley .190% 10/04/2021	10/03/2018	8,209,344	13,334,721	0.09%
CMS CAP SWAPTION 2.892 JAN29 2.892 CALL Morgan Stanley 2.892% 01/11/2029	1/9/2019	3,563,250	2,181,700	0.01%
CMS CAP SWAPTION 2.552 JAN29 2.552 Put Morgan Stanley 2.552% 01/11/2029	1/9/2019	(3,563,250)	(4,401,363)	(0.03)%
Call-Strike $0.0000.10; expires 05/22/2020; $100,000,000(Barclays Capital Counterparty) Barclays Bank PLC 05/22/2020	05/22/2017	21,930,000	20,217,400	0.14%
Call-Strike $0.0000.10; expires 07/13/2020; $90,081,096.000 Barclays Bank PLC 07/13/2020	07/13/2017	18,962,071	17,832,274	0.12%
Call-Strike $0.0000.10; expires 07/15/2027; $89,879,161.000 Morgan Stanley & Co. International PLC 07/15/2027	07/13/2017	18,542,071	17,584,049	0.12%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a% of Net Assets
FPS LLC	10/17/2018, 12/10/2018, 12/17/2018, 1/28/2019, 2/28/2019, 3/22/2019, 3/26/2019	$32,340,145	$32,340,145	0.22%
GACP II L.P.	01/12/2018, 02/27/2018, 04/13/2018, 05/17/2018, 06/21/2018, 06/28/2018, 11/27/2018, 2/1/2019	45,820,372	48,625,544	0.33%
Hall of Fame TL, 03/20/2019	03/20/2018	9,568,600	9,568,600	0.06%
Kamsarmax Shipping — 11.00% 09/10/2019	09/08/2015, 11/29/2016, 06/07/2017, 09/08/2017	7,302,153	7,302,153	0.05%
MEC Filo TL 1, 1M USD LIBOR 9.000% — 11.504% 02/12/2021	06/29/2018	19,202,100	19,202,100	0.13%
Northern Shipping — 7.80% 12/24/2019	12/22/2014	32,818,349	32,818,349	0.22%
Sound Holding FP (Luxembourg)	10/07/2013	68,546,025	36,719,155	0.25%
U.S. Farming Realty Trust, L.P.	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 06/18/2015, 07/29/2015, 07/29/2015	27,527,690	35,095,620	0.24%
U.S. Farming Realty Trust II, L.P.	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	11,336,412	11,466,612	0.08%

TOTAL RESTRICTED SECURITIES		$363,949,009	$355,205,765	2.41%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$1,158,735,680	—	—	$1,158,735,680
Aircraft & Parts	730,285,254	$226,490,480	—	956,775,734
Diversified Banks	641,956,681	160,752,673	—	802,709,354
Semiconductor Devices	781,209,269	—	—	781,209,269
Banks	687,720,627	—	—	687,720,627
Cable & Satellite	632,810,955	—	—	632,810,955
Investment Companies	306,927,886	272,138,162	—	579,066,048
Cement & Aggregates	—	504,168,622	—	504,168,622
P&C Insurance	486,349,351	—	—	486,349,351
Entertainment Content	—	331,933,982	—	331,933,982
Electrical Components	278,198,285	—	—	278,198,285
Infrastructure Software	270,955,356	—	—	270,955,356
Midstream - Oil & Gas	244,896,587	—	—	244,896,587
Insurance Brokers	220,461,098	—	—	220,461,098
Generic Pharmaceuticals	206,305,961	—	—	206,305,961
E-Commerce Discretionary	201,932,339	—	—	201,932,339
Mining Services	—	198,188,811	—	198,188,811
Consumer Finance	194,505,220	—	—	194,505,220
Institutional Brokerage	183,782,182	—	—	183,782,182
Containers & Packaging	170,967,285	—	—	170,967,285
Specialty Chemicals	162,433,054	—	—	162,433,054
Home Improvement	161,434,534	—	—	161,434,534
Application Software	—	99,718,988	—	99,718,988
Food & Drug Stores	—	76,627,348	—	76,627,348
Integrated Utilities	63,816,916	—	—	63,816,916
Internet Based Services	—	61,334,289	—	61,334,289
Marine Shipping	—	—	$36,719,155	36,719,155
Base Metals	26,035,891	—	—	26,035,891
Other Common Stocks	19,852,223	—	—	19,852,223
Closed End Fund
Internet Media	352,528,062	—	—	352,528,062
Limited Partnerships	—	—	78,902,377	78,902,377
Limited Partnerships — valued at NAV as a practical expedient	—	—	—	48,625,544
Preferred Stock
Automobiles	—	96,580,441	—	96,580,441
Industrials	—	25,994,115	—	25,994,115
Warrants
Mortgage Finance	3,303	—	—	3,303
Convertible Preferred Stock
Mortgage Finance	—	995	—	995
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	—	1,633,854	1,633,854
Asset-Backed Securities
Other	—	—	40,120,503	40,120,503
Corporate Bonds & Notes	—	109,354,321	—	109,354,321
Corporate Bank Debt	—	—	28,770,700	28,770,700
Municipals	—	395,207,250	—	395,207,250
U.S. Treasuries	—	826,152,837	—	826,152,837
Short-Term Investments	—	2,640,107,065	—	2,640,107,065
	$8,184,103,999	$6,024,750,379	$186,146,589	$14,443,626,511
Forward Foreign Currency Contracts (currency risk)

Receivable	—	$1,091,646	—	$1,091,646
Currency Options (currency risk)	—	—	$18,132,855	18,132,855
Purchased Options	—	—	126,468,850	126,468,850
Written Options (interest rate risk)	—	—	(4,401,363)	(4,401,363)
	$—	$—	$140,200,342	$140,200,342
Common Stock Sold Short	$(366,140,144)	$(106,327,487)	—	$(472,467,631)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2019:

Investments	Beginning Value at December 31, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2019
Common Stocks	$68,837,321	$(711,853)	—	$(31,406,313)	—	$36,719,155	$(11,727,497)
Limited Partnerships	121,067,254	(125,580)	$15,041,552	(8,455,305)	$(48,625,544)	78,902,377	(125,580)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	2,090,381	112,861	—	(569,388)	—	1,633,854	1,663
Asset-Backed Securities Other	43,029,657	1	—	(2,909,155)	—	40,120,503	—
Corporate Bank Debt	28,770,700	—	—	—	—	28,770,700	—
Purchased Options (interest rate risk)	132,199,787	(9,294,187)	3,563,250	—	—	126,468,850	(9,294,185)
Currency Options (currency risk)	16,920,111	1,212,744	—	—	—	18,132,855	1,212,744
Written Options (interest rate risk)	—	(838,113)	—	(3,563,250)	—	(4,401,363)	(838,113)
	$412,915,211	$(9,644,127)	$18,604,802	$(46,903,411)	$(48,625,544)	$326,346,931	$(20,770,968)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. During the period ended March 31, 2019 there were no transfers between Level 1 and Level 2.  There were transfers of $48,625,544 out of Level 3 during the period ended March 31, 2019, due to reclassifications of positions valued at NAV as a practical expedient.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2019:

Financial Assets	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities - Other	$40,120,503	Most Recent Capitlization (Funding) (c)	Private Financing	$100.00

Residential Mortgage-Backed - Non-Agency CMO	$1,633,854	Methods of Comparables/Consensus Pricing (b)	Quotes/Prices	$41.79 - $55.61 ($49.34)
			Discount	0.00% - 4.10% (2.60%)

Corporate Bank Debt	$28,770,700	Most Recent Capitlization (Funding) (c)	Private Financing	$100.00

Currency Options (currency risk)	$18,132,855	Third-Party Broker Quote (d)	Quotes/Prices	$0.09

Purchased Options (interest rate risk)	$126,468,850	Third-Party Broker Quote (d)	Quotes/Prices	$0.00 - $0.20

Written Options (interest rate risk)	$(4,401,363)	Third-Party Broker Quote (d)	Quotes/Prices	$0.06

Common Stocks- Long	$36,719,155	NAV adjusted to Fair Value (a)	N/A	$32.03

Limited Partnerships	$32,340,145	NAV as Practical Expedient (f)	N/A	$100.00
	46,562,232	Discounted NAV (e)	Discount	9.83%
	$78,902,377

(a) The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

(b) The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(c) The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

(d) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(e) The NAV provided by the general partner has been discounted for the possible impact from various long-term exit strategies under consideration by the general partner.

(f) No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2019 (excluding short-term investments), was $9,513,606,707 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$2,727,566,549
Gross unrealized depreciation:	(437,653,810)
Net unrealized appreciation:	$2,289,912,739